PENSION (Tables)	12 Months Ended
Dec. 31, 2015
PENSION [Abstract]
Schedule of retirement benefit obligation activity

In millions of $	As of December 31, 2015

Beginning balance	-
Current service cost	2.1
Salary	(0.4)
Transferred-in from affiliated company	6.4
Transferred-out to affiliated company	(1.4)
Effect of foreign currency translation	(0.2)

Ending Balance	6.5